Summary of Activity with NCM Included in Company's Condensed Consolidated Financial Statements (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Receipt of common units due to extraordinary common unit adjustment		$ (15,421)	$ (8,216)	$ (98,797)
Equity in earnings		(28,126)	(22,743)	(22,682)
Equity in other comprehensive income		3,119	(676)	(2,386)
Other Comprehensive Income (Loss)
Schedule of Equity Method Investments [Line Items]
Ending Balance		2,735	(896)	(1,838)
NCM
Schedule of Equity Method Investments [Line Items]
Beginning Balance		178,939
Ending Balance		183,755	178,939
Beginning Balance		(335,219)
Ending Balance		(342,134)	(335,219)
NCM | Other Comprehensive Income (Loss)
Schedule of Equity Method Investments [Line Items]
Equity in other comprehensive income		2,735	(896)	(1,838)
Investment In NCM
Schedule of Equity Method Investments [Line Items]
Beginning Balance		178,939	178,853	78,123
Value of common units received due to annual common unit adjustment		15,421	8,216	8,869
Receipt of excess cash distributions		(14,072)	(12,574)	(13,166)
Receipt under tax receivable agreement		(2,308)	(2,594)	(492)
Equity in earnings		8,510	6,142	13,753	[1]
Equity in other comprehensive income		(2,735)	896	1,838
Ending Balance		183,755	178,939	178,853
Investment In NCM | Extraordinary Common Unit Adjustment
Schedule of Equity Method Investments [Line Items]
Receipt of common units due to extraordinary common unit adjustment				89,928
Deferred Revenue
Schedule of Equity Method Investments [Line Items]
Value of common units received due to annual common unit adjustment		(15,421)	(8,216)	(8,869)
Beginning Balance		(335,219)	(334,429)	(241,305)
Ending Balance		(342,134)	(335,219)	(334,429)
Deferred Revenue | Extraordinary Common Unit Adjustment
Schedule of Equity Method Investments [Line Items]
Receipt of common units due to extraordinary common unit adjustment				(89,928)
Deferred Revenue | NCM
Schedule of Equity Method Investments [Line Items]
Amortization of deferred revenue		8,506	7,426	5,673
Distributions from NCM
Schedule of Equity Method Investments [Line Items]
Receipt of excess cash distributions		(15,396)	(14,778)	(19,374)
Receipt under tax receivable agreement		(2,744)	(3,763)	(1,327)
Ending Balance		(18,140)	(18,541)	(20,701)
Equity in Earnings
Schedule of Equity Method Investments [Line Items]
Ending Balance		(8,510)	(6,142)	(11,578)
Equity in Earnings | NCM
Schedule of Equity Method Investments [Line Items]
Equity in earnings		(8,510)	(6,142)	(11,578)	[1]
Other Revenue
Schedule of Equity Method Investments [Line Items]
Revenues earned under ESA	[2]	(11,330)	(9,249)	(7,960)
Ending Balance		(19,836)	(16,675)	(13,633)
Other Revenue | NCM
Schedule of Equity Method Investments [Line Items]
Amortization of deferred revenue		(8,506)	(7,426)	(5,673)
Cash Received
Schedule of Equity Method Investments [Line Items]
Receipt of excess cash distributions		29,468	27,352	32,540
Receipt under tax receivable agreement		5,052	6,357	1,819
Revenues earned under ESA	[2]	11,330	9,249	7,960
Ending Balance		$ 45,850	$ 42,958	$ 42,319

[1]	A portion of the equity in earnings recorded for the year ended December 31, 2013 was recorded as a reduction in our investment basis in a joint venture (AC JV, LLC) that the Company, along with Regal and AMC, recently formed with NCM. See Note 5.
[2]	Amounts include the per patron and per digital screen theatre access fees due to the Company, net of amounts due to NCM for on-screen advertising time provided to the Company's beverage concessionaire. The amounts due to NCM for on-screen advertising time provided to the Company's beverage concessionaire were approximately $11,958, $11,489 and $9,819 for the years ended December 31, 2013, 2014 and 2015, respectively.